NOTES PAYABLE (Details 1) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Equity_Instrument $ / shares	Dec. 31, 2018 USD ($) Equity_Instrument $ / shares
Principal Outstanding	$ 52,427	$ 55,172
Discount Amount	11,594	16,933
Carrying Amount	$ 40,833	$ 38,239
Shares Underlying Notes | Equity_Instrument	6,274	6,499
Convertible notes payable, Current	$ 13,867	$ 11,253
Convertible notes payable, Non Current	$ 450	5,485
Minimum [Member]
Conversion Price | $ / shares	$ 3.05
Maximum [Member]
Conversion Price | $ / shares	$ 10.00
2011 Convertible notes payable [Member]
Interest rate	10.00%
Term of Notes	5 years
Conversion Price | $ / shares	$ 3.05
Principal Outstanding		300
Carrying Amount		$ 300
Shares Underlying Notes | Equity_Instrument		98
2014 Convertible notes payable [Member]
Interest rate	10.00%
Principal Outstanding	$ 538	$ 519
Carrying Amount	$ 538	$ 519
Shares Underlying Notes | Equity_Instrument	192	184
2014 Convertible notes payable [Member] | Minimum [Member]
Term of Notes	Due on demand
Conversion Price | $ / shares	$ 3.05
2014 Convertible notes payable [Member] | Maximum [Member]
Term of Notes	2 years
Conversion Price | $ / shares	$ 3.60
2016 Convertible Notes Payable [Member]
Interest rate	10.00%
Term of Notes	1 year
Conversion Price | $ / shares	$ 4.50
Principal Outstanding	$ 62	$ 61
Carrying Amount	$ 62	$ 61
Shares Underlying Notes | Equity_Instrument	17	17
2017 Convertible notes payable [Member]
Interest rate	10.00%
Principal Outstanding	$ 1,568	$ 2,820
Discount Amount	8	349
Carrying Amount	$ 1,560	$ 2,471
Shares Underlying Notes | Equity_Instrument	516	899
2017 Convertible notes payable [Member] | Minimum [Member]
Term of Notes	Due on demand
Conversion Price | $ / shares	$ 3.50
2017 Convertible notes payable [Member] | Maximum [Member]
Term of Notes	1 year
Conversion Price | $ / shares	$ 4.50
2018 Convertible Notes Payable [Member]
Interest rate	10.00%
Principal Outstanding	$ 9,860	$ 19,556
Discount Amount	1,363	6,169
Carrying Amount	$ 8,497	$ 13,387
Shares Underlying Notes | Equity_Instrument	1,656	3,664
2018 Convertible Notes Payable [Member] | Minimum [Member]
Interest rate	6.00%
Term of Notes	9 months
Term of Notes	Due on demand
Conversion Price | $ / shares	$ 3.60	$ 3.50
2018 Convertible Notes Payable [Member] | Maximum [Member]
Interest rate	10.00%
Term of Notes	2 years
Conversion Price | $ / shares	$ 10.00
2019 Convertible Notes Payable [Member]
Interest rate	10.00%
Principal Outstanding	$ 8,210
Discount Amount	4,550
Carrying Amount	$ 3,660
Shares Underlying Notes | Equity_Instrument	2,193
2019 Convertible Notes Payable [Member] | Minimum [Member]
Term of Notes	Due on demand
Conversion Price | $ / shares	$ 3.50
2019 Convertible Notes Payable [Member] | Maximum [Member]
Term of Notes	1 year
Conversion Price | $ / shares	$ 7.60
Convertible Notes Payable [Member]
Principal Outstanding	$ 20,238	$ 23,256
Discount Amount	5,921	6,518
Carrying Amount	$ 14,317	$ 16,738
Shares Underlying Notes | Equity_Instrument	4,574	4,862
Principal Outstanding, Current	$ 20,092	$ 16,604
Principal Outstanding, Non Current	146	6,652
Discount Amount Current	5,814	5,351
Discount Amount Non Current	107	1,167
Convertible notes payable, Current	14,278	11,253
Convertible notes payable, Non Current	$ 39	$ 5,485
Shares Underlying Notes Current | Equity_Instrument	4,532	3,981
Shares Underlying Notes Non Current | Equity_Instrument	42	881
2012 Convertible notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	Due on demand
Conversion Price | $ / shares	$ 3.30
Principal Outstanding	$ 200	$ 200
Carrying Amount	$ 200	$ 200
Shares Underlying Notes | Equity_Instrument	64	74
2015 Convertible notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	2 years
Conversion Price | $ / shares	$ 4.50
Principal Outstanding	$ 200	$ 200
Carrying Amount	$ 200	$ 200
Shares Underlying Notes | Equity_Instrument	61	58
2017 Convertible notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	2 years
Conversion Price | $ / shares	$ 10.00
Principal Outstanding	$ 5,000	$ 5,000
Discount Amount	123	311
Carrying Amount	$ 4,877	$ 4,689
Shares Underlying Notes | Equity_Instrument	557	533
2018 Convertible notes payable - related party [Member]
Interest rate	10.00%
Term of Notes	2 years
Conversion Price | $ / shares	$ 10.00
Principal Outstanding	$ 9,400	$ 9,400
Discount Amount	497	871
Carrying Amount	$ 8,903	$ 8,529
Shares Underlying Notes | Equity_Instrument	1,018	972
Convertible notes payable - related party [Member]
Principal Outstanding	$ 14,800	$ 14,800
Discount Amount	620	1,182
Carrying Amount	$ 14,180	$ 13,618
Shares Underlying Notes | Equity_Instrument	1,700	1,637
Principal Outstanding, Current	$ 14,800	$ 5,400
Principal Outstanding, Non Current		9,400
Discount Amount Current	620	311
Discount Amount Non Current		871
Convertible notes payable, Current	$ 14,180	5,089
Convertible notes payable, Non Current		$ 8,529
Shares Underlying Notes Current | Equity_Instrument	1,700	665
Shares Underlying Notes Non Current | Equity_Instrument		972